Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income [Abstract]
Grant income	$ 15,060	$ 26,600	$ 56,842
Sales tax refund		61,359	10,766
Gain on reversal of asset retirement obligations		215,637
Other income	42,964	105,959	7,968
Total	$ 58,024	$ 409,555	$ 75,576